Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Net operating loss carryforwards	$ 0	$ 0
Change in valuation allowance	$ 747,528	$ 903,665